FINANCIAL INSTRUMENTS 2 (Details) - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Assets:
Derivative instruments receivable	$ 18,000		$ 0
First Preferred Mortgage Term Notes due 2019 and 2021 [Member]
Debt Stated Interest Rate [Abstract]
Stated interest rate, minimum	7.84%	7.84%
Stated interest rate, maximum	8.04%	8.04%
Convertible Debt [Member]
Debt Stated Interest Rate [Abstract]
Stated interest rate on term notes	4.50%
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	$ 78,159,000		64,080,000
Restricted cash and investments	411,000		42,074,000
Marketable securities	23,423,000		2,624,000
Derivative instruments receivable	18,000		0
Liabilities:
8.04% First Preferred Mortgage Term Notes	0		36,657,000
4.5% Convertible Bond	0		126,700,000
Debt Stated Interest Rate [Abstract]
Total US Dollar floating rate and fixed rate debt	58,000,000		29,500,000
Estimate of Fair Value, Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	78,159,000		64,080,000
Restricted cash and investments	411,000		42,074,000
Marketable securities	23,423,000		2,624,000
Derivative instruments receivable	18,000		0
Liabilities:
8.04% First Preferred Mortgage Term Notes	0		33,143,000
4.5% Convertible Bond	0		114,347,000
Debt Stated Interest Rate [Abstract]
Total US Dollar floating rate and fixed rate debt	58,000,000		29,500,000
Fair Value, Measurements, Recurring [Member]
Assets:
Cash and cash equivalents	78,159,000		64,080,000
Restricted cash and investments	411,000		42,074,000
Marketable securities	23,423,000		2,624,000
Derivative instruments receivable	18,000
Liabilities:
8.04% First Preferred Mortgage Term Notes			33,143,000
4.5% Convertible Bond			114,347,000
Debt Stated Interest Rate [Abstract]
Total US Dollar floating rate and fixed rate debt	58,000		29,500,000
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Cash and cash equivalents	78,159,000		64,080,000
Restricted cash and investments	411,000		42,074,000
Marketable securities	23,423,000		2,624,000
Derivative instruments receivable	18,000
Liabilities:
8.04% First Preferred Mortgage Term Notes			0
4.5% Convertible Bond			0
Debt Stated Interest Rate [Abstract]
Total US Dollar floating rate and fixed rate debt	0		0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Cash and cash equivalents	0		0
Restricted cash and investments	0		0
Marketable securities	0		0
Derivative instruments receivable	0
Liabilities:
8.04% First Preferred Mortgage Term Notes			33,143,000
4.5% Convertible Bond			114,347,000
Debt Stated Interest Rate [Abstract]
Total US Dollar floating rate and fixed rate debt	58,000		29,500,000
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Cash and cash equivalents	0		0
Restricted cash and investments	0		0
Marketable securities	0		0
Derivative instruments receivable	0
Liabilities:
8.04% First Preferred Mortgage Term Notes			0
4.5% Convertible Bond			0
Debt Stated Interest Rate [Abstract]
Total US Dollar floating rate and fixed rate debt	$ 0		$ 0